Cover	Nov. 20, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 28, 2025, Laser Photonics Corporation (“Laser Photonics”) filed a Current Report on Form 8-K (the “Original Filing”) reporting its receipt of a letter dated November 20, 2025, from Nasdaq for non compliance with Nasdaq’s Listing Rules by not filing its Form 10-Q for the period ended June 30, 2025, as of November 20, 2025. Nasdaq instructed Laser Photonics to file a press release reporting its receipt of the letter of non-compliance. This Amendment No. 1 to the Original Filing amends the press release attached as Exhibit 99.1 to the Original Filing to delete reference in the title of that press release of a notice of delisting from Nasdaq to make clear that the notice from Nasdaq was only for non-compliance with Nasdaq Listing Rules.
Document Period End Date	Nov. 20, 2025
Entity File Number	001-41515
Entity Registrant Name	LASER PHOTONICS CORPORATION
Entity Central Index Key	0001807887
Entity Tax Identification Number	84-3628771
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1101 N. Keller Rd.
Entity Address, Address Line Two	Suite G
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32810
City Area Code	(407)
Local Phone Number	804-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LASE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true